Benefits and Interests of Directors and Supervisors	12 Months Ended
Dec. 31, 2018
Benefits and interests of directors and Supervisors [abstract]
Benefits and interests of directors and Supervisors
34	Benefits and interests of directors and supervisors

(i)	Directors’ and supervisors’ emoluments:

	2016
	Salaries and other benefits	Retirement scheme contributions	Discretionary bonus	Share option	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Executive Directors
Wang Zhiqing	199	18	564	250	1,031
Gao Jinping	199	18	563	250	1,030
Ye Guohua (a)	175	18	490	215	898
Jin Qiang	239	18	490	215	962
Guo Xiaojun	175	18	484	215	892

Independent non- executive directors
Cai Tingji	150	—	—	—	150
Zhang Yimin	150	—	—	—	150
Liu Yunhong	150	—	—	—	150
Du Weifeng	150	—	—	—	150

Supervisors
Kuang Yuxiang (b)	140	11	320	—	471
Zuo Qiang	120	15	295	—	430
Li Xiaoxia	119	14	259	—	392

	1,966	130	3,465	1,145	6,706

(a)	Resigned in January 2017.
(b)	Resigned in July 2016.

	2017
	Salaries and other benefits	Retirement scheme contributions	Discretionary bonus	Share option	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Executive Directors
Gao Jinping	201	18	540	157	916
Jin Qiang	241	18	470	135	864
Guo Xiaojun	177	18	465	135	795
Wang Zhiqing (a)	184	16	525	—	725
Zhou Meiyun (b)	148	15	125	—	288
Ye Guohua (c)	15	2	13	—	30

Independent non- executive directors
Zhang Yimin	150	—	—	—	150
Liu Yunhong	150	—	—	—	150
Du Weifeng	150	—	—	—	150
Cai Tingji (d)	75	—	—	—	75
Li Yuanqin (e)	63	—	—	—	63
Pan Fei (f)	19	—	—	—	19

Supervisors
Zuo Qiang	128	15	348	—	491
Li Xiaoxia	127	14	313	—	454
Ma Yanhui (g)	63	3	43	—	109
Zheng Yunrui (h)	100	—	—	—	100
Pan Fei(i)	50	—	—	—	50
Cai Tingji (j)	50	—	—	—	50

	2,091	119	2,842	427	5,479

(a)	Resigned in November 2017.
(b)	Appointed in March 2017.
(c)	Resigned in January 2017.
(d)	Resigned in June 2017.
(e)	Appointed in July 2017.
(f)	Appointed in July 2017 and resigned in August 2017.
(g)	Appointed in October 2017.
(h)	Appointed in January 2017.
(i)	Appointed in January 2017 and resigned in June 2017.
(j)	Appointed in July 2017.

	2018
	Salaries and other benefits	Retirement scheme contributions	Discretionary bonus	Share option	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Executive Directors
Wu Haijun (a)	393	19	910	—	1,322
Shi Wei (b)	84	6	58	—	148
Jin Qiang	226	19	523	—	768
Guo Xiaojun	216	19	518	—	753
Zhou Meiyun	185	19	498	—	702
Jin Wenmin (c)	187	19	528	—	734
Gao Jinping (d)	215	12	549	—	776

Independent non- executive directors
Zhang Yimin	150	—	—	—	150
Liu Yunhong	150	—	—	—	150
Du Weifeng	150	—	—	—	150
Li Yuanqin	150	—	—	—	150

Supervisors
Ma Yanhui	274	14	288	—	576
Zuo Qiang	135	17	411	—	563
Li Xiaoxia	143	16	418	—	577
Zheng Yunrui	100	—	—	—	100
Cai Tingji	100	—	—	—	100

	2,858	160	4,701	—	7,719

(a)	Resigned general manager in September 2018 while other titles remained.
(b)	Appointed in September 2018.
(c)	Appointed in June 2018.
(d)	Resigned in September 2018.

(ii)	Directors’ retirement benefits

No specific retirement benefits were paid to directors in respect of services in connection with the management of the affairs of the company or its subsidiary undertaking (2017 and 2016: Nil).

(iii)	Directors’ material interests in transactions, arrangements or contracts

No significant transactions, arrangements and contracts in relation to the Group’s business to which the Company was a party and in which a director of the Company had a material interest, whether directly or indirectly, subsisted at the end of the year or at any time during the year.